[ING FUNDS LETTERHEAD]

April 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re :                            ING Prime Rate Trust (25,000,000 Common Shares)

File Nos. 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is a Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) on Form N-2 and Amendment No. 90 to the Registration Statement of ING Prime Rate Trust under the Investment Company of 1940. The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Reinvestment Program and pursuant to privately negotiated transactions.  This Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Registration fees required under the 1933 Act have been transmitted prior to filing. Should you have any questions, please contact Kimberly Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:                                 William Bielefeld

Dechert LLP